Schedule of Effective Income Tax Rate Reconciliation (Details) (USD $)	12 Months Ended
Dec. 31, 2012
Income Taxes Schedule Of Effective Income Tax Rate Reconciliation 1	25.00%
Income Taxes Schedule Of Effective Income Tax Rate Reconciliation 2	25.00%
Income Taxes Schedule Of Effective Income Tax Rate Reconciliation 3	25.00%
Income Taxes Schedule Of Effective Income Tax Rate Reconciliation 4	$ (22,452,576)
Income Taxes Schedule Of Effective Income Tax Rate Reconciliation 5	2,343,582
Income Taxes Schedule Of Effective Income Tax Rate Reconciliation 6	10,834,267
Income Taxes Schedule Of Effective Income Tax Rate Reconciliation 7	5,224,798
Income Taxes Schedule Of Effective Income Tax Rate Reconciliation 8	(1,544,604)
Income Taxes Schedule Of Effective Income Tax Rate Reconciliation 9	(4,685,218)
Income Taxes Schedule Of Effective Income Tax Rate Reconciliation 10	6,538,685
Income Taxes Schedule Of Effective Income Tax Rate Reconciliation 11	(172,271)
Income Taxes Schedule Of Effective Income Tax Rate Reconciliation 12	660,272
Income Taxes Schedule Of Effective Income Tax Rate Reconciliation 13	11,271,912
Income Taxes Schedule Of Effective Income Tax Rate Reconciliation 14	197,672
Income Taxes Schedule Of Effective Income Tax Rate Reconciliation 15	0
Income Taxes Schedule Of Effective Income Tax Rate Reconciliation 16	259,585
Income Taxes Schedule Of Effective Income Tax Rate Reconciliation 17	158,541
Income Taxes Schedule Of Effective Income Tax Rate Reconciliation 18	1,249,916
Income Taxes Schedule Of Effective Income Tax Rate Reconciliation 19	(30,150)
Income Taxes Schedule Of Effective Income Tax Rate Reconciliation 20	(178,771)
Income Taxes Schedule Of Effective Income Tax Rate Reconciliation 21	(195,800)
Income Taxes Schedule Of Effective Income Tax Rate Reconciliation 22	812,254
Income Taxes Schedule Of Effective Income Tax Rate Reconciliation 23	804,149
Income Taxes Schedule Of Effective Income Tax Rate Reconciliation 24	$ 7,863,437